REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Actual Capital Amounts and Ratios

The Company and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required For Compliance With Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital to Risk Weighted Assets:
Consolidated	$14,435	5.55%	$20,818	8.00%	N/A	N/A
Bank	$15,758	6.06%	$20,800	8.00%	$26,000	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$11,159	4.29%	$10,409	4.00%	N/A	N/A
Bank	$12,482	4.80%	$10,400	4.00%	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$11,159	3.79%	$11,788	4.00%	N/A	N/A
Bank	$12,482	4.24%	$11,779	4.00%	$23,558	8.00%

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required For Compliance With Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital to Risk Weighted Assets:
Consolidated	$14,075	5.47%	$20,585	8.00%	N/A	N/A
Bank	$15,237	5.93%	$20,566	8.00%	$25,708	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$10,837	4.21%	$10,292	4.00%	N/A	N/A
Bank	$12,000	4.67%	$10,283	4.00%	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$10,837	3.62%	$11,961	4.00%	N/A	N/A
Bank	$12,000	4.02%	$11,952	4.00%	$23,904	8.00%